Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-01-14	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					11/18/2014
2	Payment Date					11/20/2014
3	Collection Period				9/28/2014	11/1/2014	35
4	Monthly Interest Period – Actual				10/20/2014	11/19/2014	31
5	Monthly Interest – Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	—	—	—	—	—
7	Class A-2 Notes	481,000,000.00	—	—	—	—	—
8	Class A-3 Notes	461,000,000.00	32,681,934.81	—	32,681,934.81	—	—
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	17,388,852.04	76,611,147.96	0.8150122

10	Equals: Total Securities	$1,250,000,000.00	$126,681,934.81	$—	$50,070,786.85	$76,611,147.96

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$373,732,105.26			$323,661,318.41

13	NPV Lease Payments Receivable	613,692,648.78	44,954,919.86			35,386,963.64
14	NPV Base Residual	861,233,741.95	328,777,185.40			288,274,354.77

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate + Spread	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.33206%	N/A	—	—	—	—
16	Class A-2 Notes	0.66000%	N/A	—	—	—	—
17	Class A-3 Notes	0.87000%	N/A	23,694.40	0.0513978	32,705,629.21	70.9449658
18	Class A-4 Notes	1.06000%	N/A	83,033.33	0.8833333	17,471,885.37	185.8711210

	Equals: Total Securities			106,727.74		50,177,514.59

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						8,471,252.13
20	Pull Ahead Waived Payments						52,207.82
21	Sales Proceeds – Early Terminations						15,563,854.41
22	Sales Proceeds via Customer – Scheduled Terminations						27,771,070.42
23	Security Deposits for Terminated Accounts						22,999.00
24	Excess Wear and Tear Received						177,806.95
25	Excess Mileage Charges Received						178,465.96
26	Other Recoveries Received						20,916.55

27	Subtotal: Total Collections						52,258,573.24

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						1,955.57

31	Total Available Funds, prior to Servicer Advances						52,260,528.81

32	Servicer Advance						—

33	Total Available Funds						52,260,528.81

34	Reserve Account Draw						—

35	Available for Distribution						52,260,528.81

D.	DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						311,443.42
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						106,727.74
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					51,944,085.39
49	Regular Principal Distribution Amount					50,070,786.85
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						50,070,786.85
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						1,766,570.80

Volkswagen Auto Lease/Loan Underwritten Funding, LLC, as Transferor, has elected to exercise its option under Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture to purchase the Trust SUBI Certificate immediately after the monthly payment of principal and interest on November 20, 2014 (the Redemption Date) and has deposited $ 76,611,147.96 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-01-14	PAGE 2

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		126,681,934.81
55	Less: Aggregate Securitization Value (End of Collection Period)		(323,661,318.41)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		126,681,934.81
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(76,611,147.96)

61	Regular Principal Distribution Amount		50,070,786.85

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		323,661,318.41
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

65	Targeted Note Balance		76,611,147.96

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		52,260,528.81
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		311,443.42
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		106,727.74
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		51,837,357.65
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		51,837,357.65

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance		7,374,631.95
85	Initial Reserve Account Balance		7,374,631.95

86	Beginning Reserve Account Balance		7,374,631.95
87	Plus: Net Investment Income for the Collection Period		231.42

88	Subtotal: Reserve Fund Available for Distribution		7,374,863.37
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		7,374,863.37
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		231.42

93	Equals: Ending Reserve Account Balance		7,374,631.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	1,769	28,845,110.34
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(27,890,641.89)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(163,700.57)
99	Less: Excess Wear and Tear Received		(177,806.95)
100	Less: Excess Mileage Received		(178,465.96)

101	Current Period Net Residual Losses/(Gains)	1,769	434,494.97

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	16,697	(11,567,862.16)
104	Current Period Net Residual Losses (Item 101)	1,769	434,494.97

105	Ending Cumulative Net Residual Losses	18,466	(11,133,367.19)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.75%

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-01-14	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,474,926,391	323,661,318
109	Aggregate Base Residual Value			1,006,540,717	297,335,196
110	Number of Current Contracts			64,099	18,783
111	Weighted Average Lease Rate			2.96%	2.90%
112	Average Remaining Term			27.5	4.7
113	Average Original Term			38.3	38.8
114	Proportion of Base Prepayment Assumption Realized				131.64%
115	Actual Monthly Prepayment Speed				1.59%
116	Turn-in Ratio on Scheduled Terminations				91.07%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance – Beginning of Period		21,478	408,831,780	373,732,105
118	Depreciation/Payments			(6,123,660)	(6,102,154)
119	Gross Credit Losses		(16)	(277,586)	(290,390)
120	Early Terminations – Regular		(778)	(14,591,156)	(13,275,593)
121	Early Terminations – Lease Pull Aheads		(132)	(1,638,760)	(1,557,540)
122	Scheduled Terminations – Purchased by Customer	2,736,669	(158)	(2,756,086)	(2,591,605)
123	Scheduled Terminations – Sold at Auction	7,015,417	(573)	(9,214,865)	(8,757,683)
124	Scheduled Terminations – Purchased by Dealer	18,035,858	(1,038)	(18,525,529)	(17,495,823)

125	Pool Balance – End of Period		18,783	355,704,138	323,661,318

126	Delinquencies Aging Profile – End of Period		Units	Securitization Value	Percentage
127	Current		18,474	318,519,635	98.41%
128	31 - 90 Days Delinquent		280	4,646,696	1.44%
129	91+ Days Delinquent		29	494,988	0.15%

130	Total		18,783	323,661,318	100.00%

131	Credit Losses:			Units	Amounts
132	Aggregate Securitization Value on charged-off units			16	290,390
133	Aggregate Liquidation Proceeds on charged-off units				(123,868)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
136	Recoveries on charged-off units				(20,917)

137	Current Period Aggregate Net Credit Losses/(Gains)			16	145,605

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses			412	3,062,954
140	Current Period Net Credit Losses (Item 136)			16	145,605

141	Ending Cumulative Net Credit Losses			428	3,208,558

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.22%

143	Aging of Scheduled Maturities Not Sold				Units
144	0 - 60 Days since Contract Maturity				1,315
145	61 - 120 Days since Contract Maturity				69
146	121+ Days since Contract Maturity				12

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-01-14	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE
Payment Date	Scheduled Reduction (1)
12/20/2014	89,999,783
1/20/2015	37,447,007
2/20/2015	37,411,433
3/20/2015	45,391,120
4/20/2015	37,298,756
5/20/2015	7,438,981
6/20/2015	9,131,142
7/20/2015	8,091,655
8/20/2015	8,451,393
9/20/2015	11,731,445
10/20/2015	9,525,054
11/20/2015	3,323,546
12/20/2015	3,742,413
1/20/2016	3,162,870
2/20/2016	3,931,304
3/20/2016	4,368,960
4/20/2016	3,214,457
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—

Total:	323,661,318.43

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month